Notes to the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2025
Notes to the Consolidated Financial Statements [Abstract]
Notes to the consolidated financial statements

A. Notes to the consolidated financial statements

1. Corporate information

The consolidated financial statements of InflaRx N.V. and its subsidiaries (collectively, the “Group”) for the year ended December 31, 2025 were authorized for issue in accordance with a resolution of the Board of Directors on March 18, 2026. InflaRx N.V. (the “Company”) is a Dutch public company with limited liability (naamloze vennootschap) with its corporate seat in Amsterdam, The Netherlands, and is registered in the Commercial Register of The Netherlands Chamber of Commerce Business Register under CCI number 68904312. The Company’s registered office is at Winzerlaer Straße 2 in 07745 Jena, Germany. Since November 10, 2017, the Company’s ordinary shares have been listed on the Nasdaq Global Select Market under the symbol “IFRX”.

The Group, collectively, are a biotechnology group pioneering anti-inflammatory therapeutics by applying its proprietary anti-C5a and anti-C5aR technologies to discover, develop and commercialize highly potent and specific inhibitors of the complement activation factor known as C5a and its receptor C5aR.